Note 8 - Fair Value - Fair Value Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Liabilities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 643,765,000,000	€ 623,814,000,000	€ 636,736,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	67,229,000,000	58,225,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	289,599,000,000	269,128,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 159,082,000,000	€ 182,948,000,000